Taxation - Deferred tax assets on losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2019
Income tax expense
Deferred tax assets	€ 23,606	€ 24,753	€ 24,753
Tax losses arising from subsidiaries for offset against future capital gains	7,500	7,678
Unrecognised other temporary differences	1,514	798
Unremitted earnings of subsidiaries, associates and interests in joint ventures for which no deferred tax liability recognised	7,130	10,425
Luxemberg
Income tax expense
Losses arising from revaluation of investments	82,372	82,372
Deferred tax assets	20,544	21,425
Deferred tax assets recognised on revaluation of investments	348	488
Deferred tax assets, higher interest rates	9,136	9,132
Unused tax losses expired for which no deferred tax asset recognized	€ 9,242	7,063
Impairment loss expiration period	17 years
Germany
Income tax expense
Losses arising from revaluation of investments	€ 17,160	17,417
Deferred tax assets	2,662	2,701
Spain
Income tax expense
Tax losses arising from acquisitions	€ 4,281	€ 3,821
Minimum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	40 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	2 years
Impairment loss expiration period	14 years
Minimum | Germany
Income tax expense
Utilisation period of tax losses (in years)	9 years
Percentage of change in forecast income (as a percent)	5.00%
Change in tax losses utilisation period (in years)	1 year
Maximum | Luxemberg
Income tax expense
Utilisation period of tax losses (in years)	45 years
Percentage of change in forecast income (as a percent)	10.00%
Change in tax losses utilisation period (in years)	5 years
Impairment loss expiration period	17 years
Maximum | Germany
Income tax expense
Utilisation period of tax losses (in years)	14 years
Percentage of change in forecast income (as a percent)	10.00%
Change in tax losses utilisation period (in years)	2 years